SIGNIFICANT RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2021
SIGNIFICANT RELATED PARTY TRANSACTIONS AND BALANCES
SIGNIFICANT RELATED PARTY TRANSACTIONS AND BALANCES

36      SIGNIFICANT RELATED PARTY TRANSACTIONS AND BALANCES

The Company is controlled by Chinalco, the parent company and a state-owned enterprise established in Mainland China. Chinalco itself is controlled by the PRC government, which also owns a significant portion of the productive assets in Mainland China. In accordance with IAS 24 Related Party Disclosures, government-related entities and their subsidiaries, directly or indirectly controlled, jointly controlled or significantly influenced by the PRC government are defined as related parties of the Group. On that basis, related parties include Chinalco and its subsidiaries (other than the Group), other government-related entities and their subsidiaries (“other state-owned enterprises”), other entities and corporations over which the Company is able to control or exercise significant influence and key management personnel of the Company and Chinalco as well as their close family members.

For the purposes of the related party transaction disclosures, the directors of the Company consider that meaningful information in respect of related party transactions has been adequately disclosed.

In addition to the related party information and transactions disclosed elsewhere in the consolidated financial statements, the following is a summary of significant related party transactions in the ordinary course of business between the Group and its related parties during the year.

36      SIGNIFICANT RELATED PARTY TRANSACTIONS AND BALANCES (CONTINUED)

(a)	Significant related party transactions

		For the years ended December 31
	Notes	2019	2020	2021
			(Restated)

Sales of goods and services rendered:

Sales of materials and finished goods to:	(i)
Chinalco and its subsidiaries	(ix)	13,612,817	13,986,133	19,261,538
Associates of Chinalco		514,414	520,485	1,497,639
Joint ventures		5,676,548	6,694,824	9,071,474
Associates		3,812,565	9,232,432	672,403
Non-controlling shareholder of a subsidiary and its subsidiaries		—	42,298	—
		23,616,344	30,476,172	30,503,054

Provision of utility services to:	(ii)
Chinalco and its subsidiaries	(ix)	687,290	1,104,542	910,655
Associates of Chinalco		4,062	3,268	14,380
Joint ventures		263,436	470,984	250,525
Associates		35,650	18,568	375
		990,438	1,597,362	1,175,935

Rental revenue of land use rights and buildings from:	(vi)
Chinalco and its subsidiaries	(ix)	52,571	39,284	34,221
Associates of Chinalco		65	237	237
Joint ventures		1,967	1,426	1,446
Associates		775	365	507
		55,378	41,312	36,411

Purchases of goods and services:
Purchases of engineering, construction and supervisory services from:	(iii)
Chinalco and its subsidiaries	(ix)	2,949,866	1,755,092	746,966
Associates of Chinalco		—	265	192
Joint ventures		69,332	—	251
Associates		218,616	12,233	12,413
		3,237,814	1,767,590	759,822

Provision of social services and logistics services by:	(v)
Chinalco and its subsidiaries	(ix)	309,180	475,532	480,828
		309,180	475,532	480,828

Purchases of primary and auxiliary materials, equipment and finished goods from:
Chinalco and its subsidiaries	(iv)	8,161,223	6,176,513	5,526,965
Associates of Chinalco	(ix)	18	2,586	37,187
Joint ventures		2,647,234	5,501,158	8,141,929
Associates		1,893,449	10,576,907	7,407,805
Non-controlling shareholder of a subsidiary and its subsidiaries		—	30,101	—
		12,701,924	22,287,265	21,113,886

Purchases of utility services from:	(ii)
Chinalco and its subsidiaries	(ix)	763,812	644,638	731,222
Associates of Chinalco		100,835	85,469	98,966
Joint ventures		280,523	443,290	820,031
Associates		8,326	—	—
		1,153,496	1,173,397	1,650,219
Purchases of other services by:	(vii)
A joint venture		272,220	373,655	270,972
		272,220	373,655	270,972

Rental expense of land use rights and buildings from:	(vi)
Chinalco and its subsidiaries	(ix)	499,191	661,888	734,097
		499,191	661,888	734,097

36      SIGNIFICANT RELATED PARTY TRANSACTIONS AND BALANCES (CONTINUED)

(a)	Significant related party transactions (Continued)

		For the years ended December 31
	Notes	2019	2020	2021
			(Restated)
New right-of-use assets in current period

Additions
Chinalco and its subsidiaries		1,950	22,936	83,249

Contract modification
Chinalco and its subsidiaries		(91,351)	(43,395)	6,147,096

Other significant related party transactions:

Borrowing from subsidiaries of Chinalco	(viii), (ix)	3,890,000	1,925,000	3,370,000

Repayment of borrowings from subsidiaries of Chinalco	(viii)	4,677,000	1,676,000	5,318,000

Interest expense on borrowings, discounted notes and factoring arrangement from subsidiaries of Chinalco		141,991	87,985	61,878

Investment in subsidiaries of Chinalco		2,137,608	—	320,000

Disposal of aluminum capacity quota to a subsidiary of Chinalco		800,000	—	—

Disposal of assets under a sale and leaseback contract to a subsidiary of Chinalco	(x)	500,000	—	—

Finance lease under a sale and leaseback contract from a subsidiary of Chinalco	(x), (ix)	558,924	—	—

Trade receivable factoring arrangement from a subsidiary of Chinalco	(ix)	136,656	—	1,566,707

Interest income from cash and cash equivalents deposited	(viii)	68,455	51,163	67,269

Discounted notes receivable to a subsidiary of Chinalco	(viii)	679,517	36,750	128,000

Provision of financial guarantees to a joint venture		12,450	—	—

All transactions with related parties were conducted at prices and on terms mutually agreed by the parties involved, which are determined as follows:

(i)	Sales of materials and finished goods comprised sales of alumina, primary aluminum, copper and scrap materials. Transactions entered into are covered by general agreements on a mutual provision of production supplies and ancillary services. The pricing policy is summarized below:
1.	The price prescribed by the PRC government (“state-prescribed price”) is adopted;
2.	If there is no state-prescribed price, state-guidance price is adopted;
3.	If there is neither state-prescribed price nor state-guidance price, then the market price (being price charged to and from independent third parties) is adopted; and
4.	If none of the above is available, then the adoption of a contractual price (being reasonable costs incurred in providing the relevant services plus not more than 5% of such costs is adopted).
(ii)	Utility services, including electricity, gas, heat and water, are provided at the state-prescribed price.
(iii)	Engineering, project construction and supervisory services were provided for construction projects. The state-guidance price or prevailing market price (including the tender price where by way of tender) is adopted for pricing purposes.
(iv)	The pricing policy for purchases of key and auxiliary materials (including bauxite, limestone, carbon, cement and coal) is the same as that set out in (i) above.

36      SIGNIFICANT RELATED PARTY TRANSACTIONS AND BALANCES (CONTINUED)

(a)     Significant related party transactions (Continued)

(v)	Social services and logistics services provided by Chinalco Group cover public security, fire services, education and training, school and hospital services, cultural and physical education, newspaper and magazines, broadcasting and printing as well as property management, environmental and hygiene, greenery, nurseries and kindergartens, sanatoriums, canteens and offices, public transport and retirement management and other services. Provisions of these services are covered by the Comprehensive Social and Logistics Services Agreement. The pricing policy is the same as that set out in (i) above.
(vi)	Pursuant to the Land Use Right Lease Agreements entered into between the Group and Chinalco Group, operating leases for industrial or commercial land are charged at the market rent rate. The Group also entered into a building rental agreement with Chinalco Group and paid rents based on the market rate for its lease of buildings owned by Chinalco.
(vii)	Other services are environmental protection operation services. The prevailing market price is adopted for pricing purposes.
(viii)Chinalco Finance Company Limited (“Chinalco Finance”) (中鋁財務有限責任公司), a wholly-owned subsidiary of Chinalco and a non-bank financial institution established in the PRC, provides deposit services, credit services and miscellaneous financial services to the Group. The terms for the provision of financial services to the Group are no less favorable than those of the same type of financial services provided by Chinalco Finance to Chinalco and other members of its group or those of the same type of financial services that may be provided to the Group by other financial institutions.

As of December 31, 2021, the Group derecognized accounts receivable of RMB1,650 million (December 31, 2020: Nil, December 31 2019: RMB137 million) by factoring transaction with Chinalco Finance, and the related fees incurred were RMB83 million recognized in other losses (December 31, 2020: Nil, December 31 2019: RMB5 million).

(ix)	These related party transactions also constitute connected transactions or continuing connected transactions as defined in Chapter 14A of the Listing Rules.

In September 2021, Pursuant to the agreement entered into between China Rare Earth Co., Ltd. (“China Rare Earth”, “中國稀有稀土有限公司”，a subsidiary of Chinalco), Zunyi Aluminum Co., Ltd. ( “Zunyi Aluminum”, “遵義鋁業股份有限公司”, “ a subsidiary of the Company”), Chalco Mining Co., Ltd. (“Chalco Mining”, “中鋁礦業有限公司”, “a subsidiary of the Company”), the Group acquired the gallium business of China Rare Earth for a consideration of RMB396 million in cash. This transaction is regarded as a business combination under common control.

The English names represent the best effort made by management of the Group in translating the Chinese names of the companies as they do not have any official English names.

36      SIGNIFICANT RELATED PARTY TRANSACTIONS AND BALANCES (CONTINUED)

(b)      Balances with related parties

Other than those disclosed elsewhere in the consolidated financial statements, the outstanding balances with related parties at the year-end are as follows:

	December 31, 2020	December 31, 2021
	(Restated)
Cash and cash equivalents deposited with
A subsidiary of Chinalco (i)	3,561,997	7,832,441

Trade and notes receivables
Chinalco and its subsidiaries	762,489	1,476,833
Associates of Chinalco	44,958	45,180
Joint ventures	761,392	628,231
Associates	2,287	1
Non-controlling shareholder of a subsidiary and its subsidiaries	46,450	24,465
	1,617,576	2,174,710

Provision for impairment of receivables	(103,592)	(80,102)
	1,513,984	2,094,608

(i)

On August 26, 2011, the Company entered into an agreement with Chinalco Finance, pursuant to which, Chinalco Finance agreed to provide deposit services, credit services and other financial services to the Group. On August 24, 2012, April 28, 2015, October 26, 2017 and April 27, 2020, the Company renewed the financial service agreement with Chinalco Finance with a validation term of three years ending October 25, 2023.

36      SIGNIFICANT RELATED PARTY TRANSACTIONS AND BALANCES (CONTINUED)

(b)      Balances with related parties (Continued)

	December 31, 2020	December 31, 2021
Other current assets	(Restated)
Chinalco and its subsidiaries	818,318	325,247
Associates of Chinalco	21,753	21,820
Joint ventures	1,364,615	1,486,510
Associates	421,947	359,917
Non-controlling shareholder of a subsidiary and its subsidiaries	11,700	7,450
Provision for impairment of other current assets	(496,703)	(1,310,379)
	2,141,630	890,565

Other non-current assets
Associates	111,845	111,845

Interest-bearing loans and borrowings:
Subsidiaries of Chinalco (including lease liabilities)	8,887,422	13,028,565
Associates of Chinalco	—	2,245
	8,887,422	13,030,810
Trade and notes payables
Chinalco and its subsidiaries	437,732	301,386
Associates of Chinalco	1,511	26,288
Joint ventures	561,508	229,994
Associates	10,562	32,668
Non-controlling shareholder of a subsidiary and its subsidiaries	—	105,174
	1,011,313	695,510

Other payables and accrued liabilities
Chinalco and its subsidiaries	2,193,344	1,054,724
Associates of Chinalco	1,019	42,659
Associates	28,424	19,926
Joint ventures	3,940	49,618
	2,226,727	1,166,927

Contract liabilities:
Chinalco and its subsidiaries	17,460	150,730
Associates of Chinalco	13,453	27,190
Associates	79	139
Joint ventures	519	535
Non-controlling shareholder of subsidiary and its subsidiaries	656	—
	32,167	178,594

As of December 31, 2021, included in long-term loans and borrowings and short-term loans and borrowings were from other state-owned enterprises amounting to RMB37,287 million (December 31, 2020: RMB35,029 million) and RMB4,906 million (December 31, 2020: RMB29,781 million), respectively.

The terms of all balances were unsecured.

36      SIGNIFICANT RELATED PARTY TRANSACTIONS AND BALANCES (CONTINUED)

(c)      Compensation of key management personnel

	For the years ended December 31
	2019	2020	2021
Fees	780	683	580
Basic salaries, housing fund, other allowances and benefits in kind	6,945	5,810	6,225
Pension costs	715	301	634
	8,440	6,794	7,439

Key management includes directors, supervisors and members of senior management.

(d)      Commitments with related parties

As of December 31, 2021 and 2020, except for the other capital commitments disclosed in Note 43(b) to these financial statements, the Group had no significant commitments with related parties.